BIOLOGICAL ASSETS - Assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 ha m / ha R$ / m³	Dec. 31, 2020 ha R$ / m³ m / ha
Assumptions used
Planted useful area (hectare)	954,008	1,020,176
Average annual growth (IMA) - m3/hectare /year | m / ha	38.55	38.43
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	72.61	70.22
Discount rate - %	8.90%	8.90%
Mature assets
Assumptions used
Planted useful area (hectare)	102,941	111,866
Immature assets
Assumptions used
Planted useful area (hectare)	851,067	908,310